Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Common shares, par value	$ 0.001	$ 0.001
Common shares, shares authorized	499,999,900	499,999,900
Common shares, shares issued	41,432,998	41,306,338
Common shares, shares outstanding	41,432,998	41,306,338
Manager shares, par value	$ 0.001	$ 0.001
Manager shares, shares authorized	100	100
Manager shares, shares issued	100	100
Manager shares, shares outstanding	100	100